Fair Value Measurements (Details) (USD $) In Thousands	Dec. 31, 2010		Dec. 31, 2009
Assets [Abstract]
Cash equivalents			$ 188,093	[1]
Money market funds	259,463
Investment securities	101		92
Investment securities pledged as collateral	471,864		362,113
Derivative contracts			45,498
Liabilities [Abstract]
Liabilities under derivative contracts			220,990
Prepaid forward contracts	59,300
Interest rate swap contracts	167,278
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Cash equivalents			188,093	[1]
Money market funds	259,463
Investment securities	101		92
Investment securities pledged as collateral	471,864		362,113
Derivative contracts			0
Liabilities [Abstract]
Liabilities under derivative contracts			0
Prepaid forward contracts	0
Interest rate swap contracts	0
Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Cash equivalents			0	[1]
Money market funds	0
Investment securities	0		0
Investment securities pledged as collateral	0		0
Derivative contracts			45,498
Liabilities [Abstract]
Liabilities under derivative contracts			220,990
Prepaid forward contracts	59,300
Interest rate swap contracts	167,278
Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Cash equivalents			0	[1]
Money market funds	0
Investment securities	0		0
Investment securities pledged as collateral	0		0
Derivative contracts			0
Liabilities [Abstract]
Liabilities under derivative contracts			0
Prepaid forward contracts	0
Interest rate swap contracts	0
CSC Holdings [Member] | Carrying Amount [Member]
CSC Holdings notes receivable [Abstract]
Cablevision senior notes held by Newsday Holdings LLC	753,717	[2]	660,951	[2]
Debt instruments [Abstract]
Credit facility debt	5,756,510	[3]	4,718,750	[3]
Collateralized indebtedness	352,606		375,832
Senior notes and debentures	3,402,505		3,134,909
Total debt instruments	9,511,621		8,229,491
CSC Holdings [Member] | Estimated Fair Value [Member]
CSC Holdings notes receivable [Abstract]
Cablevision senior notes held by Newsday Holdings LLC	795,508	[2]	721,317	[2]
Debt instruments [Abstract]
Credit facility debt	5,802,917	[3]	4,752,245	[3]
Collateralized indebtedness	349,853		371,921
Senior notes and debentures	3,781,994		3,411,945
Total debt instruments	9,934,764		8,536,111
Carrying Amount [Member]
Debt instruments [Abstract]
Senior notes and debentures	2,165,688		1,887,691
Total debt instruments	11,677,309		10,117,182
Estimated Fair Value [Member]
Debt instruments [Abstract]
Senior notes and debentures	2,328,644		1,994,670
Total debt instruments	$ 12,263,408		$ 10,530,781

[1]	Represents the Company's investment in funds that invest primarily in money market securities.
[2]	These notes are eliminated at the consolidated Cablevision level.
[3]	The carrying value of the Company's credit facility debt which bears interest at variable rates approximates its fair value.